Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Cash Flows From Operating Activities:
Net Loss	$ (494,611)	$ (508,980)	$ (3,073,843)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	4,275	4,185
Warrants issued to consultants	5,161	0
Warrants issued to related party	17,472	71,473
Changes in operating assets and liabilities:
Increase in prepaid expenses	537	395
Decrease in accounts receivables, net	31,858	0
Increase in accrued expenses and other payables - related party	137,601	118,185
Increase in accounts payable	104,091	63,556
Net Cash Used In Operating Activities	(193,616)	(251,186)
Cash Flows From Investing Activities:
Purchase of Fixed Assets and Domain Name	(1,387)	0
Net Cash Provided by (Used In) Investing Activities	(1,387)	0
Cash Flows From Financing Activities:
Proceeds from issuance of common stock	150,000	200,000
Net Cash Provided by Financing Activities	150,000	200,000
Net Increase in Cash	(45,003)	(51,186)
Cash at Beginning of Period	298,859	238,188	238,188
Cash at End of Period	253,856	187,002	$ 298,859
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0
Cash paid for taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	$ 224,904	$ 0